Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Institutional Fiduciary Trust
Entity Central Index Key	0000765485
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	IFT Money Market Portfolio
Class Name	Class A
Trading Symbol	INFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about IFT Money Market Portfolio for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$18	0.36%
[1],[2]
Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 4,298,349,739
Holdings Count | $ / shares	73	[3]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$4,298,349,739
Total Number of Portfolio Holdings*	73
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
†	Annualized.

[3]
*	Reflects holdings of The U.S. Government Money Market Portfolio.